Events After the Reporting Date (Details) $ / shares in Units, $ in Billions				12 Months Ended
	Mar. 07, 2025 AUD ($) $ / shares	Feb. 20, 2025 R / shares	Dec. 13, 2016	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Mar. 21, 2025 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share (in SA cents per share)				$ 0.39	$ 0.41	$ 0.34
Gruyere Gold project
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership in joint operation			50.00%	50.00%
Dividend declared
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared per share (in SA cents per share) | R / shares		R 7
Proposed Gold Road Acquisition | Gold Road
Disclosure of non-adjusting events after reporting period [line items]
Share price (in AUD per share)							$ 2.38
Proposed Gold Road Acquisition | Gold Road | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired	100.00%
Cash per acquiree share (in AUD per share)	$ 3.05
Cash per acquiree share fixed portion (in AUD per share)	$ 2.27
Consideration paid | $	$ 3.3
Identifiable assets acquired (liabilities assumed) | $	$ 2.4